Property and Equipment, Net (Tables)	3 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,	September 30,
	2018	2018	2017
Lab equipment	$10,771	$10,473	$4,141
Office equipment	1,610	1,019	950
Furniture and fixtures	599	594	517
Leasehold improvements	2,076	2,124	2,100
Assets under construction	8,620	2,456	—
Less: accumulated depreciation	(3,708)	(3,138)	(1,528)
Total property and equipment, net	$19,968	$13,528	$6,180